                     [Transamerica Life Insurance Company]




                                  May 2, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Transamerica Corporate Separate Account Sixteen
     File No. 333-109579

Dear Commissioners:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent registration statement filed with the Securities and Exchange Commission on April 27, 2006.

     Please contact the undersigned at (319) 247-6115 if you have any questions about this filing.


                                   Sincerely,

                                   /S/Karen J. Epp
                                   ---------------
                                   Karen J. Epp
                                   Senior Attorney